Land Use Rights	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
LAND USE RIGHTS
24.	LAND USE RIGHTS

Amount
COST
At January 1, 2020	687,732
additions for the year	-
translation adjustment	47,258
At December 31, 2020	734,990
additions for the year	-
translation adjustment	20,277
At December 31, 2021	755,267

AMORTIZATION
At January 1, 2020	(107,832)
charge for the year	(13,980)
translation adjustment	(8,208)
At December 31, 2020	(130,020)
charge for the year	(14,958)
Impairment	(222,989)
translation adjustment	(7,209)
At December 31, 2021	(375,176)

CARRYING AMOUNTS
At December 31, 2020	604,970
At December 31, 2021	380,091

The amounts represent the prepayment of rentals for land use right (industrial use) situated in the PRC. The land use rights have the term of 50 years.

All the land use rights mentioned above were owned by Anhui Kaixin.

The land use right is comprised of the following:

Location	Expiry date of tenure	Land area (m2)
Longshan Road, Economic development District, Taihu County	2062-05-23	2,440
Longshan Road, Economic development District, Taihu County	2061-11-06	7,405